Organization (Details)		9 Months Ended
	Feb. 15, 2022	Sep. 30, 2024	Dec. 31, 2023	Aug. 04, 2023
Organization [Line Items]
Entity incorporation date		Jan. 20, 2017
Interest percentage	50.00%
HWN and JTM Electrical Contractors, Inc [Member]
Organization [Line Items]
Business owned, percentage	50.00%	50.00%	50.00%
Overwatch Cyberlab, Inc [Member]
Organization [Line Items]
Business owned, percentage				80.00%
John Peterson [Member]
Organization [Line Items]
Business owned, percentage				20.00%